Note 7 - Income Tax - Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Deferred tax assets and liabilities [abstract]
Deferred tax assets	$ 1,063	$ 1,133
Deferred tax liabilities	$ 8,689	$ 2,813